Income Tax - Schedule of Statutory Tax Rate to (Loss) Income before Income Taxes (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statutory Tax Rate to (Loss) Income before Income Taxes [line Items]
Income (loss) before income tax		$ (4,798,703)	$ 1,012,147	$ 1,009,004
Hong Kong income tax statutory rate		16.50%	16.50%	16.50%
Income tax at statutory rate		$ (791,786)	$ 167,004	$ 166,486
Income tax at statutory rate, Percentage		16.50%
Foreign tax effects:
- Non-deductible expenses			67,197
Preferential tax rate	[1]	$ (4,318)	(23,842)	(37,139)
Preferential tax rate, Percentage	[1]	0.10%
Permanent differences			2,451	(560)
Non-deductible expenses and non-taxable income		$ 37,322
Non-deductible expenses and non-taxable income, Percentage		(0.80%)
Total income tax expenses		$ 14,494	$ 212,810	$ 128,787
Non-taxable income		$ (41,061)
Non-taxable income, Percentage		0.90%
Income tax expenses, Percentage		(0.30%)
British Virgin Islands [Member]
Foreign tax effects:
Different tax rates in other jurisdictions, Percentage		(17.00%)
Foreign Tax Effects [Member] | British Virgin Islands [Member]
Foreign tax effects:
- Different tax rates in other jurisdictions		$ 814,262
Other Foreign Jurisdictions [Member]
Foreign tax effects:
- Non-deductible expenses		$ 75
Non-deductible expenses, Percentage		(0.00%)

[1]	With effective from April 1, 2018, the provision for Hong Kong current tax is based on a preferential rate of 8.25% on the first approximately $255,000 (HKD2,000,000) of the assessable income as determined in accordance with the relevant income tax rules and regulations of Hong Kong. In addition, each entity was entitled to a 100% waiver of the profit tax subject to a ceiling of HKD3,000 (approximately $380), HKD1,500 (approximately $190) and HKD3,000 (approximately $380) for the taxable years of 2026, 2025 and 2024, respectively.